Long-term debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
2015	$ 19,062
2016	19,062
2017	19,062
2018	19,062
2019	19,062
2020 and thereafter	117,023
Total	$ 212,333	$ 0